Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 1,894
Accretion To Provisions, Other Provisions	(39)	€ (130)
Other provisions at end of period	2,128	1,894
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	677	943
Additions	36	83
Retirements/amount applied	(35)	(116)
Transfers	(4)	(296)
Business sale	(47)
Translation differences and other	(11)	(67)
Other provisions at end of period	577	677
Dismantling of assets | Telefónica United Kingdom
Disclosure of other provisions [line items]
Transfers	89
Dismantling of assets | Telxius Group
Disclosure of other provisions [line items]
Transfers	212
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,894	2,316
Additions	795	568
Retirements/amount applied	(600)	(500)
Transfers	45	(62)
Translation differences and other	(6)	(428)
Other provisions at end of period	€ 2,128	1,894
Other provisions | Telefónica United Kingdom
Disclosure of other provisions [line items]
Transfers		€ 74